Shareholder Report, Line Graph (Details) LMF6400_Western Asset SMASh Series C Fund_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Western Asset SMASh Series C Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Western Asset SMASh Series C Fund
Accumulated Value	$ 15,232	$ 14,596	$ 13,382	$ 12,981	$ 13,304	$ 12,795	$ 11,808	$ 11,585	$ 11,109	$ 10,000	$ 16,604
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,441	10,813	10,465	11,592	11,907	11,744	10,516	10,193	10,142	10,000	$ 12,158
Bloomberg U.S. Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Credit Index
Accumulated Value	$ 12,796	$ 12,025	$ 11,376	$ 12,661	$ 13,086	$ 12,785	$ 11,089	$ 10,796	$ 10,572	$ 10,000	$ 13,651